Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.7%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$392	$ 369,708
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	469,327
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	30	27,862
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,042	890,822
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,455,369
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	838,027
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	340	334,906
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,347	2,352,294
Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,800	1,499,683
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	663,830
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	161	147,736
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	979,358
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	222,349
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	1,852,428
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	124	118,493
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	114	107,782
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,005	1,989,216
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	769,263
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	124	118,339
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	546	505,727
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	125	101,878
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,060	867,015
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	159	146,994
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	900	886,588
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	338	312,052
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	580	445,834
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	424	362,213
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	630	579,895
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	$348	$ 336,627
Series 2021-3, Class B, 0.76%, 2/26/29(1)	392	373,750
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	524	521,233
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	211	130,124
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	102	65,535
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,732	1,725,723
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	431	287,832
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	383	352,118
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	906	787,409
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0(3)	158
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	105	89,769
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	86	71,243
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	218	178,584
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	315	251,109
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,248	1,098,018
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	211	169,194
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	131	102,041
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	704	631,108
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	229,151
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	975	817,436
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,470	1,324,384
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,339,233
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	216	205,199
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	493	486,238
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	887,648
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	162,055
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,592,360
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	470,606
Series 2021-C, Class C, 3.61%, 10/8/31(1)	105	92,156
Series 2022-2, Class C, 9.36%, 10/9/29(1)	350	349,831
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	487	467,357
Series 2021-3, Class A, 1.15%, 5/15/29(1)	494	489,686
Series 2021-5, Class A, 1.53%, 8/15/29(1)	565	554,752
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	253	241,621

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	$69	$ 65,631
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	608	516,739
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	27	26,802
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 7/15/23, 10/15/49(1)(4)	1,000	969,638
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	337	280,808
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	426	336,307
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,986	1,819,297
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	433	432,754
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	279	274,829
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,124	1,021,731
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	511	457,524
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	3,482	3,429,158
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	384,316
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	695	626,850
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	85	74,490
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	708	678,134
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,173	983,276
Series 2021-A, Class B, 3.15%, 2/20/48(1)	383	299,285
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,150	1,065,024
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,841	1,453,955
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	230	193,047
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	450	395,054
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	402	379,846
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	667	534,004
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	1,947	1,735,855
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	281	248,771
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	174	169,043
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	366	368,351
Security	Principal Amount (000's omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	$134	$ 102,351
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	800	728,301
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	129	129,065
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,024	987,253
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,576,973
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	545,569
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	923	714,989
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	337	253,564
Series 2020-A, Class C, 6.657%, 3/15/45(1)	143	92,690
Total Asset-Backed Securities (identified cost $69,516,102)		$63,647,550

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(5)	$55	$ 55,280
Series 2021-1A, Class M1B, 7.267%, (30-day average SOFR + 2.20%), 3/25/31(1)(5)	248	249,922
Series 2021-1A, Class M1C, 8.017%, (30-day average SOFR + 2.95%), 3/25/31(1)(5)	150	155,512
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(5)	743	742,060
Series 2021-3A, Class A2, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(5)	590	573,753
Series 2021-3A, Class M1B, 6.467%, (30-day average SOFR + 1.40%), 9/25/31(1)(5)	415	403,940
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,347	1,186,722
CHNGE Mortgage Trust, Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	816	810,016
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.517%, (30-day average SOFR + 3.45%), 4/25/34(1)(5)	415	426,072
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	105	108,963
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.30%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(5)	240	261,289
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(5)	30	30,174

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-HQA4, Class B1, 8.10%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(5)	$57	$ 57,465
Series 2020-DNA6, Class B1, 8.067%, (30-day average SOFR + 3.00%), 12/25/50(1)(5)	50	49,496
Series 2020-HQA2, Class B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(5)	108	112,232
Series 2021-DNA2, Class B1, 8.467%, (30-day average SOFR + 3.40%), 8/25/33(1)(5)	150	152,333
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(5)	191	190,893
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(5)	743	741,105
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.40%, (1 mo. USD LIBOR + 5.25%), 10/25/23(5)	199	201,273
Series 2014-C02, Class 2M2, 7.75%, (1 mo. USD LIBOR + 2.60%), 5/25/24(5)	75	76,176
Series 2014-C03, Class 2M2, 8.05%, (1 mo. USD LIBOR + 2.90%), 7/25/24(5)	96	98,092
Series 2018-R07, Class 1M2, 7.55%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(5)	33	33,078
Series 2019-R01, Class 2B1, 9.50%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(5)	150	159,035
Series 2019-R02, Class 1B1, 9.30%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(5)	150	157,820
Series 2019-R02, Class 1M2, 7.45%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(5)	1	903
Series 2019-R03, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(5)	150	157,829
Series 2019-R05, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(5)	200	207,282
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(5)	881	900,939
Series 2019-R07, Class 1B1, 8.55%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(5)	268	271,307
Series 2020-R02, Class 2B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(5)	1,120	1,084,747
Series 2021-R01, Class 1B2, 11.067%, (30-day average SOFR + 6.00%), 10/25/41(1)(5)	395	393,172
Series 2021-R02, Class 2B1, 8.367%, (30-day average SOFR + 3.30%), 11/25/41(1)(5)	35	34,630
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	473,672
Series 2023-84, Class MW, 6.00%, 6/20/53	482	495,324
Series 2023-98, Class BW, 6.00%, 7/20/53	68	69,617
Series 2023-99, Class AL, 6.00%, 7/20/53	68	69,572
Series 2023-102, Class SG, 3.73%, (22.55% - 30-day average SOFR x 3.73), 7/20/53(6)	100	99,124
Home Re, Ltd.:
Series 2018-1, Class M2, 8.15%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(5)	459	463,308
Security	Principal Amount (000's omitted)	Value
Home Re, Ltd.: (continued)
Series 2021-1, Class M1B, 6.70%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(5)	$153	$ 152,715
Series 2021-1, Class M2, 8.00%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(5)	215	216,441
PNMAC GMSR Issuer Trust, Series 2018-FT1, Class A, 8.50%, (1 mo. USD LIBOR + 3.35%), 4/25/25(1)(5)	120	119,175
Total Collateralized Mortgage Obligations (identified cost $12,255,918)		$ 12,242,458

Commercial Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$1,605	$ 1,188,353
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	680	367,623
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,215	584,455
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.034%), 10/15/36(1)(5)	1,703	1,692,916
Series 2019-XL, Class B, 6.342%, (1 mo. SOFR + 1.194%), 10/15/36(1)(5)	638	632,035
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(5)	1,809	1,734,685
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(5)	549	522,635
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(5)	1,739	1,648,598
CSMC:
Series 2021-4SZN, Class A, 9.114%, (1 mo. SOFR + 3.967%), 11/15/23(1)(5)	285	275,472
Series 2022-NWPT, Class A, 8.29%, (1 mo. SOFR + 3.143%), 9/9/24(1)(5)	814	815,368
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(5)	1,169	1,147,312
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(5)	1,338	1,303,897
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	2,941,215
Series KG03, Class A2, 1.297%, 6/25/30(2)	770	624,590
Series KSG1, Class A2, 1.503%, 9/25/30	704	576,335
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,086,222
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	412	383,167
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.029%, 9/25/27(2)	1,027	958,177
Series 2018-M4, Class A2, 3.166%, 3/25/28(2)	1,774	1,667,960
Series 2018-M13, Class A2, 3.866%, 9/25/30(2)	2,848	2,721,784

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	$874	$ 834,096
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,125	2,780,479
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,064,676
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,242,147
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(5)	585	565,591
Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(5)	1,369	1,315,480
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(5)	2,738	2,706,712
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	89,521
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	225	16,184
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(5)(7)	1,034	1,003,873
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36(1)(5)(7)	386	372,381
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36(1)(5)(7)	205	195,317
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	1,674	1,345,837
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(5)	1,061	1,029,331
Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(5)	2,057	1,930,056
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	850	542,455
Total Commercial Mortgage-Backed Securities (identified cost $46,216,885)		$40,906,935

Common Stocks — 59.2%

Security	Shares	Value
Aerospace & Defense — 0.3%
HEICO Corp.	18,300	$ 3,238,002
		$ 3,238,002
Automobile Components — 0.3%
Aptiv PLC(8)	37,000	$ 3,777,330
		$ 3,777,330
Beverages — 2.8%
Coca-Cola Co. (The)	259,200	$ 15,609,024
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	85,100	$ 15,762,222
		$ 31,371,246
Biotechnology — 0.9%
AbbVie, Inc.	78,600	$ 10,589,778
		$ 10,589,778
Broadline Retail — 2.7%
Amazon.com, Inc.(8)	227,320	$ 29,633,435
		$ 29,633,435
Capital Markets — 3.8%
Intercontinental Exchange, Inc.	123,800	$13,999,304
S&P Global, Inc.	28,800	11,545,632
Stifel Financial Corp.	141,400	8,437,338
Tradeweb Markets, Inc., Class A	127,166	8,708,328
		$42,690,602
Chemicals — 1.6%
Ecolab, Inc.	36,200	$6,758,178
Linde PLC	29,600	11,279,968
		$18,038,146
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	44,225	$7,669,499
		$7,669,499
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	79,600	$12,511,528
		$12,511,528
Electric Utilities — 0.8%
NextEra Energy, Inc.	119,500	$8,866,900
		$8,866,900
Electrical Equipment — 0.8%
AMETEK, Inc.	56,200	$9,097,656
		$9,097,656
Energy Equipment & Services — 1.1%
Baker Hughes Co.	376,600	$11,904,326
		$11,904,326
Financial Services — 2.3%
Shift4 Payments, Inc., Class A(8)	107,700	$7,313,907

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	78,000	$ 18,523,440
		$ 25,837,347
Ground Transportation — 0.8%
Union Pacific Corp.	42,100	$ 8,614,502
		$ 8,614,502
Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp.(8)	145,900	$ 7,891,731
Edwards Lifesciences Corp.(8)	70,200	6,621,966
Intuitive Surgical, Inc.(8)	25,500	8,719,470
Stryker Corp.	27,700	8,450,993
		$31,684,160
Hotels, Restaurants & Leisure — 1.0%
Domino's Pizza, Inc.	13,300	$4,481,967
Marriott International, Inc., Class A	35,800	6,576,102
		$11,058,069
Insurance — 1.4%
Allstate Corp. (The)	80,500	$8,777,720
W.R. Berkley Corp.	117,800	7,016,168
		$15,793,888
Interactive Media & Services — 2.8%
Alphabet, Inc., Class C(8)	255,040	$30,852,189
		$30,852,189
IT Services — 0.7%
Gartner, Inc.(8)	21,100	$7,391,541
		$7,391,541
Life Sciences Tools & Services — 2.1%
Danaher Corp.	32,300	$7,752,000
Illumina, Inc.(8)	33,400	6,262,166
Thermo Fisher Scientific, Inc.	18,397	9,598,635
		$23,612,801
Machinery — 0.7%
Parker-Hannifin Corp.	19,200	$7,488,768
		$7,488,768
Media — 0.9%
Comcast Corp., Class A	233,800	$9,714,390
		$9,714,390
Security	Shares	Value
Multi-Utilities — 0.6%
Sempra Energy	46,100	$ 6,711,699
		$ 6,711,699
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	138,800	$ 8,876,260
Eli Lilly & Co.	35,600	16,695,688
		$ 25,571,948
Professional Services — 2.9%
Automatic Data Processing, Inc.	61,200	$ 13,451,148
Booz Allen Hamilton Holding Corp.	65,500	7,309,800
TransUnion	147,700	11,569,341
		$32,330,289
Real Estate Management & Development — 0.9%
FirstService Corp.	66,700	$10,277,803
		$10,277,803
Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	66,700	$12,993,827
Lam Research Corp.	16,700	10,735,762
NVIDIA Corp.	40,100	16,963,102
		$40,692,691
Software — 8.3%
ANSYS, Inc.(8)	31,300	$10,337,451
Black Knight, Inc.(8)	86,900	5,190,537
Fair Isaac Corp.(8)	12,600	10,196,046
Fortinet, Inc.(8)	80,000	6,047,200
Microsoft Corp.	163,851	55,797,820
VMware, Inc., Class A(8)	30,700	4,411,283
		$91,980,337
Specialized REITs — 0.6%
Lamar Advertising Co., Class A	63,100	$6,262,675
		$6,262,675
Specialty Retail — 0.9%
TJX Cos., Inc. (The)	116,000	$9,835,640
		$9,835,640
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	245,008	$47,524,202
		$47,524,202

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.4%
lululemon Athletica, Inc.(8)	18,500	$ 7,002,250
NIKE, Inc., Class B	77,800	8,586,786
		$ 15,589,036
Venture Capital — 0.2%
Learn Capital Venture Partners III, L.P.(8)(9)(10)	1,088,825	$ 2,530,015
Neighborhood Bancorp, Class A(8)(9)(10)	10,000	8,500
		$ 2,538,515
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(8)	54,645	$7,590,190
		$7,590,190
Total Common Stocks (identified cost $457,444,231)		$658,341,128

Corporate Bonds — 16.3%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese US Holdings, LLC:
6.165%, 7/15/27	919	$ 914,887
6.33%, 7/15/29(11)	801	796,170
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	861	756,302
		$ 2,467,359
Communications — 0.9%
AT&T, Inc.:
3.55%, 9/15/55	1,151	$ 806,620
3.65%, 6/1/51	1,057	776,565
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	277,291
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,482	2,630,027
Comcast Corp.:
2.887%, 11/1/51	1,125	754,901
2.937%, 11/1/56	1,283	836,425
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	80	48,267
Nokia Oyj:
4.375%, 6/12/27	947	892,845
6.625%, 5/15/39	990	948,131
Rogers Communications, Inc., 4.55%, 3/15/52(1)	2,174	1,749,881
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	344,812
SES S.A., 5.30%, 4/4/43(1)	274	197,982
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
T-Mobile USA, Inc., 2.25%, 11/15/31	161	$ 128,899
		$ 10,392,646
Consumer, Cyclical — 1.4%
American Airlines Pass-Through Trust, Series 2015-2, 4.40%, 9/22/23	183	$ 181,650
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	1,399	1,387,234
5.75%, 4/20/29(1)	44	42,763
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	410	351,179
Bath & Body Works, Inc.:
6.875%, 11/1/35	107	98,067
7.60%, 7/15/37	459	414,892
Brunswick Corp., 5.10%, 4/1/52	368	273,310
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	688	672,802
4.75%, 10/20/28(1)	1,271	1,234,770
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,022	1,406,471
Ford Motor Co., 4.75%, 1/15/43	127	97,773
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,233	1,262,124
General Motors Co., 5.60%, 10/15/32(11)	1,243	1,203,156
General Motors Financial Co., Inc.:
4.30%, 4/6/29	673	618,052
5.80%, 6/23/28	135	134,553
5.85%, 4/6/30(11)	795	788,814
Hyatt Hotels Corp.:
1.30%, 10/1/23	409	405,285
1.80%, 10/1/24	168	159,967
Hyundai Capital America, 5.70%, 6/26/30(1)	273	271,373
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(11)	1,143	994,376
4.375%, 1/15/31(1)(11)	186	160,722
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	75	45,866
5.875%, 4/1/29(1)(11)	182	166,275
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	916	772,573
5.391%, 3/15/62	2,431	1,982,807
		$15,126,854
Consumer, Non-cyclical — 1.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$185,459
4.25%, 11/1/29(1)	987	896,635
Block Financial, LLC, 3.875%, 8/15/30	1,631	1,440,049

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.:
3.375%, 2/15/30	472	$ 406,080
4.25%, 12/15/27	575	538,148
4.625%, 12/15/29	74	68,179
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	505,374
Conservation Fund (The), 3.474%, 12/15/29	655	567,369
CVS Health Corp.:
5.25%, 1/30/31	1,170	1,166,696
5.875%, 6/1/53	1,183	1,213,992
CVS Pass-Through Trust, 6.036%, 12/10/28	491	487,410
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,041,238
Ford Foundation (The), 2.415%, 6/1/50	1,095	727,724
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(11)	1,005	932,387
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(11)	787	681,403
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	1,058	937,624
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	643,499
3.00%, 10/15/30(1)	192	150,683
5.20%, 4/1/29(1)	138	127,259
		$12,717,208
Diversified — 0.0%(12)
Inversiones La Construccion S.A., 4.75%, 2/7/32(13)	211	$168,812
		$168,812
Energy — 0.2%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(11)	213	$168,006
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	70	69,941
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	982	867,563
5.00%, 1/31/28(1)	1,047	964,957
		$2,070,467
Financial — 8.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	150	$149,449
Affiliated Managers Group, Inc., 3.30%, 6/15/30	499	421,572
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	165	155,336
Ally Financial, Inc.:
2.20%, 11/2/28	120	95,894
8.00%, 11/1/31(11)	1,370	1,423,372
American Assets Trust, L.P., 3.375%, 2/1/31	176	137,856
American National Group, LLC, 6.144%, 6/13/32(1)	200	190,101
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Ameriprise Financial, Inc., 5.15%, 5/15/33		1,331	$ 1,322,488
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27		845	731,934
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(13)(14)	EUR	165	187,731
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(14)		1,352	1,239,074
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		942	940,704
6.375%, 7/15/30(1)		1,105	1,096,753
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(14)		800	695,112
4.175% to 3/24/27, 3/24/28(14)		200	187,344
5.294%, 8/18/27		1,600	1,570,247
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(13)(14)		200	198,195
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(14)		2,414	2,156,492
1.898% to 7/23/30, 7/23/31(14)		680	541,813
1.922% to 10/24/30, 10/24/31(14)		753	596,301
2.087% to 6/14/28, 6/14/29(14)		1,034	882,852
2.299% to 7/21/31, 7/21/32(14)		960	768,111
2.456% to 10/22/24, 10/22/25(14)		1,307	1,248,468
2.551% to 2/4/27, 2/4/28(14)		1,921	1,735,253
3.846% to 3/8/32, 3/8/37(14)		3,750	3,209,059
4.571% to 4/27/32, 4/27/33(14)		759	714,003
5.202% to 4/25/28, 4/25/29(14)		917	907,551
6.204% to 11/10/27, 11/10/28(14)		568	584,279
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)		859	790,923
5.125% to 1/18/28, 1/18/33(1)(14)		1,189	1,032,805
8.45% to 6/29/33, 6/29/38(1)(14)		200	200,377
BNP Paribas S.A.:
7.75% to 8/16/29(1)(14)(15)		802	778,261
9.25% to 11/17/27(1)(11)(14)(15)		645	666,358
Boston Properties, L.P., 2.45%, 10/1/33(11)		2,042	1,473,510
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(14)		432	343,675
Broadstone Net Lease, LLC, 2.60%, 9/15/31		58	41,622
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(14)		1,247	1,245,148
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(14)		721	612,933
3.75%, 7/28/26		658	613,138
4.20%, 10/29/25		575	549,924
CBRE Services, Inc., 5.95%, 8/15/34		1,205	1,190,879
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(14)(15)		300	288,216
5.853% to 5/19/33, 5/19/34(14)		983	998,317

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CI Financial Corp.:
3.20%, 12/17/30	1,239	$ 930,026
4.10%, 6/15/51	1,458	888,334
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(14)	845	790,573
3.887% to 1/10/27, 1/10/28(14)	610	578,440
4.00% to 12/10/25(14)(15)	770	659,312
Corporate Office Properties, L.P., 2.90%, 12/1/33	626	434,549
Discover Bank, 4.682% to 8/9/23, 8/9/28(14)	137	125,265
EPR Properties:
3.75%, 8/15/29	1,411	1,148,836
4.50%, 6/1/27	1,059	951,222
4.95%, 4/15/28	744	665,472
Extra Space Storage, L.P.:
2.55%, 6/1/31	803	650,686
5.50%, 7/1/30	986	979,119
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	2,577	2,576,263
GA Global Funding Trust, 2.25%, 1/6/27(1)	1,872	1,659,949
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,148	1,618,857
Goldman Sachs Group, Inc. (The), 2.64% to 2/24/27, 2/24/28(14)	550	499,461
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)(11)	2,449	2,197,435
3.75%, 9/15/30(1)(11)	441	346,418
6.00%, 4/15/25(1)	695	686,458
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(14)	3,111	3,140,434
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	336,250
7.778% to 6/20/53, 6/20/54(1)(14)	200	199,513
8.248% to 11/21/32, 11/21/33(1)(14)	1,028	1,080,475
Iron Mountain, Inc., 4.50%, 2/15/31(1)	758	651,985
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(14)	1,684	1,487,690
2.545% to 11/8/31, 11/8/32(14)	929	761,537
2.739% to 10/15/29, 10/15/30(14)	485	418,244
4.005% to 4/23/28, 4/23/29(14)	903	851,060
KeyBank N.A.:
4.15%, 8/8/25	250	231,136
5.85%, 11/15/27	1,634	1,540,003
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	522,567
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	304	195,331
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(14)	793	624,682
Life Storage, L.P., 2.40%, 10/15/31	1,045	829,492
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	1,069	1,073,643
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	765	$ 757,180
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(14)	759	743,216
Newmark Group, Inc., 6.125%, 11/15/23	388	384,469
OneMain Finance Corp.:
3.50%, 1/15/27	1,637	1,406,134
7.125%, 3/15/26(11)	188	184,879
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(11)	146	117,406
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(14)(15)	411	370,003
Radian Group, Inc., 4.875%, 3/15/27	1,055	995,920
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	70	62,024
3.875%, 3/1/31(1)	1,552	1,259,848
SITE Centers Corp., 3.625%, 2/1/25	517	486,818
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(14)	910	847,929
9.375% to 11/22/27(1)(14)(15)	760	744,800
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(14)	326	313,552
1.456% to 1/14/26, 1/14/27(1)(14)	1,028	912,040
1.822% to 11/23/24, 11/23/25(1)(14)	661	618,362
Stifel Financial Corp., 4.00%, 5/15/30	902	770,899
Sun Communities Operating, L.P.:
2.70%, 7/15/31	279	220,785
4.20%, 4/15/32	875	765,215
Swedbank AB, 5.337%, 9/20/27(1)	1,129	1,113,713
Synchrony Bank, 5.40%, 8/22/25	500	478,760
Synchrony Financial, 4.50%, 7/23/25	900	848,928
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(14)	782	628,775
5.625%, 2/15/28	705	637,537
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(14)	71	64,752
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(14)	596	432,744
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(14)	1,998	2,034,723
Truist Financial Corp.:
5.10% to 3/1/30(14)(15)	1,053	916,110
5.867% to 6/8/33, 6/8/34(14)	2,852	2,854,470
6.047% to 6/8/26, 6/8/27(14)	1,294	1,295,120
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(14)	2,451	2,451,905
5.836% to 6/10/33, 6/12/34(14)	1,269	1,278,764
UBS AG, 1.25%, 6/1/26(1)	928	816,826
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(14)	1,244	943,024

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
UBS Group AG: (continued)
4.375% to 2/10/31(1)(14)(15)	649	$ 458,804
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(14)	795	675,319
5.861% to 6/19/27, 6/19/32(1)(14)	200	181,962
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(14)	618	474,643
		$ 97,792,505
Government - Multinational — 1.5%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,098,339
European Bank for Reconstruction & Development, 1.50%, 2/13/25	1,295	1,222,784
European Investment Bank:
1.625%, 5/13/31	2,540	2,142,058
2.375%, 5/24/27	2,741	2,542,861
2.875%, 6/13/25(1)	5,102	4,907,319
Inter-American Development Bank, 0.875%, 4/3/25(11)	1,030	958,416
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,506,504
International Finance Corp., 5.182%, (SOFR + 0.09%), 4/3/24(5)	679	679,055
		$16,057,336
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	1,940	$1,848,196
		$1,848,196
Industrial — 0.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	807	$794,850
Cemex SAB de CV, 9.125% to 3/14/28(1)(14)(15)	1,072	1,087,005
Jabil, Inc., 3.00%, 1/15/31	495	420,877
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)(11)	890	895,495
SMBC Aviation Capital Finance DAC, 5.45%, 5/3/28(1)	257	253,751
		$3,451,978
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	1,625	$1,332,615
		$1,332,615
Technology — 1.0%
Dell International, LLC/EMC Corp.:
3.375%, 12/15/41(1)	174	$122,855
3.45%, 12/15/51(1)	256	171,929
Fidelity National Information Services, Inc., 2.25%, 3/1/31	1,615	1,289,854
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	1,365	1,361,192
Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Intel Corp., 5.70%, 2/10/53	1,303	$ 1,326,481
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(11)	1,481	1,205,864
3.15%, 10/15/31	375	281,591
Micron Technology, Inc.:
2.703%, 4/15/32	280	221,060
3.477%, 11/1/51	259	173,030
5.875%, 9/15/33	2,250	2,230,790
Seagate HDD Cayman:
4.091%, 6/1/29	758	667,665
5.75%, 12/1/34	439	390,014
9.625%, 12/1/32(1)	961	1,061,876
		$10,504,201
Utilities — 0.6%
AES Corp. (The), 2.45%, 1/15/31	1,826	$1,476,990
Avangrid, Inc., 3.15%, 12/1/24	388	372,352
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	472	384,946
Enel Finance International N.V., 1.375%, 7/12/26(1)	1,861	1,643,683
MidAmerican Energy Co.:
3.15%, 4/15/50	500	350,707
4.25%, 7/15/49	835	711,340
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	575,660
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	73	69,990
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	469,194
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	824,637
		$6,879,499
Total Corporate Bonds (identified cost $198,979,458)		$180,809,676

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(16)	$2,500	$ 2,429,100
Total High Social Impact Investments (identified cost $2,500,000)		$ 2,429,100

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(12)
NuStar Energy, L.P., Series B, 11.188%, (3 mo. USD LIBOR + 5.643%)(5)	8,010	$ 195,444
		$ 195,444
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	31,814	$ 437,443
Series A2, 6.375%	28,000	381,080
		$ 818,523
Venture Capital — 0.0%(12)
Lumni, Inc., Series B(8)(9)(10)	17,265	$33,192
Wind Harvest Co., Inc.(8)(9)(10)	8,696	0
		$33,192
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	53,525	$781,465
6.25%	4,575	76,631
		$858,096
Total Preferred Stocks (identified cost $3,375,754)		$1,905,255

Senior Floating-Rate Loans(17) — 0.1%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$819	$ 632,809
		$ 632,809
IT Services — 0.0%(12)
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$146	$ 141,009
		$ 141,009
Software — 0.0%(12)
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$355	$ 351,766
		$ 351,766
Total Senior Floating-Rate Loans (identified cost $1,313,980)		$1,125,584

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30(11)	$591	$ 470,204
1.00%, 10/1/26	4,213	3,770,238
Total Sovereign Government Bonds (identified cost $4,761,073)		$ 4,240,442

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(18)	$800	$ 849,704
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	709,280
New York City, NY, 5.206%, 10/1/31(18)	1,275	1,293,832
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	555,987
		$ 3,408,803
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 864,529
Social Bonds, 2.484%, 6/1/27	665	606,214
Social Bonds, 2.534%, 6/1/28	830	744,452
Social Bonds, 2.584%, 6/1/29	455	400,905
Social Bonds, 2.984%, 6/1/33	520	440,674
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(18)	400	410,168
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(18)	955	1,004,517
		$4,471,459
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$251,405
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	362,619
Green Bonds, 2.184%, 9/1/31	345	286,695
Green Bonds, 2.264%, 9/1/32	305	250,006
Green Bonds, 2.344%, 9/1/33	335	271,209
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	295,416
Green Bonds, 1.701%, 5/1/31	320	259,059
Green Bonds, 1.951%, 5/1/34	190	146,448

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$3,420	$ 2,821,945
		$ 4,944,802
Total Taxable Municipal Obligations (identified cost $14,757,891)		$ 12,825,064

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$153	$ 152,604
2.668%, 8/1/24	534	518,251
2.738%, 8/1/25	534	507,748
3.435%, 8/1/34	530	477,300
3.485%, 8/1/35	295	263,936
3.585%, 8/1/37	547	486,299
U.S. International Development Finance Corp., 3.52%, 9/20/32	626	590,154
Total U.S. Government Agencies and Instrumentalities (identified cost $3,333,804)		$ 2,996,292

U.S. Government Agency Mortgage-Backed Securities — 7.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #RA9348, 6.00%, 6/1/53	$210	$ 212,285
Pool #ZT0383, 3.50%, 3/1/48	222	204,901
Federal National Mortgage Association:
4.00%, 30-Year, TBA(19)	29,577	27,758,470
4.50%, 30-Year, TBA(19)	11,457	11,013,045
5.00%, 30-Year, TBA(19)	24,969	24,470,596
5.50%, 30-Year, TBA(19)	9,310	9,268,170
Pool #AN1909, 2.68%, 7/1/26	627	591,493
Pool #BM3990, 4.00%, 3/1/48	573	545,385
Pool #FM1867, 3.00%, 11/1/49	678	602,187
Pool #FM6803, 2.00%, 4/1/51	561	464,857
Pool #FM7023, 3.00%, 7/1/49	780	694,698
Pool #MA3149, 4.00%, 10/1/47	669	637,527
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	792	676,181
Pool #CB8629, 2.50%, 4/20/51	1,216	1,038,697
Pool #CS1924, 6.00%, 3/20/53	738	751,257
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II: (continued)
Pool #CS1930, 6.00%, 4/20/53	$125	$ 127,005
Pool #CT0829, 6.00%, 6/20/53	210	213,773
Pool #CT7468, 6.50%, 6/20/53	938	964,276
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $81,420,886)		$ 80,234,803

U.S. Treasury Obligations — 9.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 643,452
1.375%, 8/15/50	1,708	993,476
1.875%, 2/15/41	2,040	1,483,064
1.875%, 2/15/51	335	221,990
1.875%, 11/15/51	996	657,905
2.00%, 2/15/50	1,316	902,874
2.00%, 8/15/51	7,338	5,004,745
2.25%, 2/15/52	1,804	1,304,447
2.375%, 2/15/42	12,170	9,480,715
2.875%, 5/15/49	815	674,221
2.875%, 5/15/52	648	537,308
3.00%, 8/15/52	720	612,450
3.125%, 5/15/48	371	320,285
3.375%, 8/15/42	93	84,459
3.625%, 2/15/53	1,190	1,142,400
3.875%, 2/15/43	1,517	1,479,549
4.00%, 11/15/52	7,247	7,446,292
5.375%, 2/15/31	44	48,223
6.25%, 5/15/30	37	41,992
U.S. Treasury Notes:
0.125%, 9/15/23	3,140	3,107,998
0.125%, 10/15/23	934	920,514
0.125%, 12/15/23	275	268,754
0.125%, 1/15/24	324	315,149
0.125%, 2/15/24	324	313,644
0.25%, 3/15/24	1,556	1,501,105
0.25%, 5/31/25	190	173,909
0.25%, 6/30/25	185	168,993
0.375%, 10/31/23	545	536,450
0.375%, 4/15/24	323	310,533
0.375%, 9/30/27	305	259,637
0.625%, 7/31/26	1,756	1,564,761
0.75%, 11/15/24	285	268,112
1.00%, 7/31/28	1,203	1,031,995

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.125%, 1/15/25	$839	$ 789,152
1.125%, 8/31/28	448	386,103
1.25%, 12/31/26	1,012	911,017
1.25%, 4/30/28	1,683	1,470,620
1.25%, 6/30/28	344	299,522
1.375%, 9/30/23	915	906,328
1.375%, 11/15/31	100	82,482
1.50%, 1/31/27	342	309,857
1.875%, 2/28/27	15,885	14,564,214
1.875%, 2/15/32	1,351	1,157,506
2.125%, 3/31/24	6,780	6,618,155
2.625%, 4/15/25	738	708,033
2.75%, 4/30/27	12,701	12,000,212
2.75%, 8/15/32	1,000	916,934
2.875%, 4/30/29	3,300	3,095,297
3.125%, 8/31/27	2,851	2,727,104
3.125%, 8/31/29	1,228	1,166,600
3.25%, 8/31/24	1,840	1,796,120
3.375%, 5/15/33	559	539,173
3.625%, 5/15/26	64	62,448
3.625%, 5/31/28	490	479,320
3.875%, 4/30/25	6,150	6,030,844
3.875%, 9/30/29	1,121	1,110,206
4.125%, 11/15/32	173	176,811
4.50%, 11/15/25	2,732	2,718,233
Total U.S. Treasury Obligations (identified cost $113,286,231)		$104,843,692

Venture Capital Limited Partnership Interests — 0.0%(12)

Security	Value
First Analysis Private Equity Fund IV, L.P.(9)(10)	$ 87,431
GEEMF Partners, L.P.(8)(9)(10)(16)	5,328
Global Environment Emerging Markets Fund, L.P.(9)(10)	33,116
Solstice Capital, L.P.(8)(9)(10)	23,831
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 149,706

Short-Term Investments — 2.1%
Affiliated Fund — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(20)	18,031,739	$ 18,031,739
Total Affiliated Fund (identified cost $18,031,739)		$ 18,031,739
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(21)	5,529,870	$ 5,529,870
Total Securities Lending Collateral (identified cost $5,529,870)		$ 5,529,870
Total Short-Term Investments (identified cost $23,561,609)		$ 23,561,609
Total Investments — 107.1% (identified cost $1,032,723,822)		$1,190,259,294
Other Assets, Less Liabilities — (7.1)%		$ (78,486,392)
Net Assets — 100.0%		$1,111,772,902

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $158,350,139 or 14.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Principal amount is less than $500.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2023.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	Non-income producing security.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Restricted security. Total market value of restricted securities amounts to $5,150,513, which represents 0.4% of the net assets of the Fund as of June 30, 2023.

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(11)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $7,425,904 and the total market value of the collateral received by the Fund was $7,659,963, comprised of cash of $5,529,870 and U.S. government and/or agencies securities of $2,130,093.
(12)	Amount is less than 0.05%.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $554,738 or less than 0.05% of the Fund's net assets.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	May be deemed to be an affiliated company.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(19)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(21)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	5,849	USD	6,304	JPMorgan Chase Bank, N.A.	8/10/23	$90	$ —
USD	196,626	EUR	180,199	State Street Bank and Trust Company	8/10/23	—	(355)
						$90	$(355)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	124	Long	9/29/23	$25,214,625	$(101,457)
U.S. 5-Year Treasury Note	28	Long	9/29/23	2,998,625	(53,423)
U.S. Long Treasury Bond	107	Long	9/20/23	13,578,969	(48,447)

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	(1)	Short	9/29/23	$(107,094)	$858
U.S. 10-Year Treasury Note	(3)	Short	9/20/23	(336,797)	3,198
U.S. Ultra 10-Year Treasury Note	(106)	Short	9/20/23	(12,554,375)	104,839
U.S. Ultra-Long Treasury Bond	(21)	Short	9/20/23	(2,860,594)	(23,000)
					$(117,432)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-3/1/23	1,088,825
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $22,037,738, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 1,897,739	$ —	$ (1,909,000)	$6,296	$ 5,062	$ —	$ 2,515	$ —
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	222,921	—	(225,000)	174	1,905	—	417	—
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34	617,087	—	(629,000)	2,094	9,819	—	1,326	—
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36	1,124,891	—	(119,136)	—	(1,881)	1,003,873	50,932	1,033,838
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36	372,310	—	—	—	(42)	372,381	19,584	386,000
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36	194,852	—	—	—	465	195,317	11,818	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	2,321,900	—	—	—	107,200	2,429,100	28,125	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	7,561	—	—	—	(2,233)	5,328	—	—
Short-Term Investments
Liquidity Fund, Institutional Class(4)	24,252,378	166,072,077	(172,292,716)	—	—	18,031,739	511,368	18,031,739
Total				$8,564	$120,295	$22,037,738	$626,085

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
Balanced Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$63,647,550	$ —	$63,647,550
Collateralized Mortgage Obligations	—	12,242,458	—	12,242,458
Commercial Mortgage-Backed Securities	—	40,906,935	—	40,906,935
Common Stocks	655,802,613(2)	—	—	655,802,613
Common Stocks - Venture Capital	—	—	2,538,515	2,538,515
Corporate Bonds	—	180,809,676	—	180,809,676
High Social Impact Investments	—	2,429,100	—	2,429,100
Preferred Stocks	1,872,063	—	—	1,872,063
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	1,125,584	—	1,125,584
Sovereign Government Bonds	—	4,240,442	—	4,240,442
Taxable Municipal Obligations	—	12,825,064	—	12,825,064
U.S. Government Agencies and Instrumentalities	—	2,996,292	—	2,996,292
U.S. Government Agency Mortgage-Backed Securities	—	80,234,803	—	80,234,803
U.S. Treasury Obligations	—	104,843,692	—	104,843,692
Venture Capital Limited Partnership Interests	—	—	149,706	149,706
Short-Term Investments:
Affiliated Fund	18,031,739	—	—	18,031,739
Securities Lending Collateral	5,529,870	—	—	5,529,870
Total Investments	$681,236,285	$506,301,596	$2,721,413	$1,190,259,294
Forward Foreign Currency Exchange Contracts	$ —	$90	$ —	$90
Futures Contracts	108,895	—	—	108,895
Total	$681,345,180	$506,301,686	$2,721,413	$1,190,368,279
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(355)	$ —	$(355)
Futures Contracts	(226,327)	—	—	(226,327)
Total	$(226,327)	$(355)	$ —	$(226,682)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.